Summary of Changes In Fair Value Of Yorkville Convertible Note (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Loss on debt issuance			$ 653,208
Repayment in cash of Yorkville convertible notes	$ (3,640,000)	$ (750,000)	(750,000)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance at December 31, 2024		1,766,000	1,766,000
Balance at September 30, 2025				1,766,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Balance at December 31, 2024		$ 1,766,000	1,766,000
Issuance of Yorkville convertible note	4,950,000		2,250,000
Loss on debt issuance	444,000		171,000
Payment in shares to settle Yorkville convertible notes			(4,130,000)
Repayment in cash of Yorkville convertible notes	(3,640,000)		(750,000)
Change in fair value	249,000		693,000
Balance at September 30, 2025	$ 2,003,000			$ 1,766,000